Property and equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment	Property and equipment
a.Breakdown of property and equipment:

		12/31/2024
	Annual depreciation rate	Historical cost	Accumulated depreciation	Carrying Amount
Furniture and equipment	10% - 20%	240,957	(28,659)	212,298
Right-of-use assets - buildings and equipment	4% to 10%	110,823	(9,796)	101,027
Buildings	4%	50,359	(15,175)	35,184
Data processing systems	20%	30,461	(13,608)	16,853
Construction in progress	—	4,580	—	4,580
Total		437,180	(67,238)	369,942

		12/31/2023
	Annual depreciation rate	Historical Cost	Accumulated Depreciation	Carrying Amount
Furniture and equipment	10%	35,508	(10,370)	25,138
Right-of-use assets - buildings and equipment	4% to 10%	117,873	(9,193)	108,680
Buildings	4%	39,062	(10,896)	28,166
Data processing systems	20%	16,907	(13,364)	3,543
Construction in progress	—	2,020	—	2,020
Total		211,370	(43,823)	167,547
b.Changes in property and equipment:

	Balance at 12/31/2023	Addition	Write-offs	Business combination	Exchange rate changes	Balance at 12/31/2024
Historical cost
Furniture and equipment	35,508	49,163	(3,295)	154,139	5,442	240,957
Buildings	39,062	9,489	—	1,808	—	50,359
Data processing systems	16,907	13,554	—	—	—	30,461
Construction in progress	2,020	2,515	—	45	—	4,580
Total	93,497	74,721	(3,295)	155,992	5,442	326,357

Accumulated depreciation
Furniture and equipment	(10,370)	(16,500)	32	—	(1,820)	(28,658)
Buildings	(10,896)	(4,279)	—	—	—	(15,175)
Data processing systems	(13,365)	(244)	—	—	—	(13,609)
Total	(34,631)	(21,023)	32	—	(1,820)	(57,442)

Total	58,866	53,698	(3,263)	155,992	3,622	268,915

	Balance at 12/31/2022	Addition	Write-offs	Transfer	Exchange rate changes	Balance at 12/31/2023
Historical cost
Furniture and equipment	23,601	12,028	(614)	1,093	(600)	35,508
Buildings	37,447	1,778	—	(163)	—	39,062
Data processing systems	15,636	424	—	847	—	16,907
Construction in progress	1,794	226	—	—	—	2,020
Total	78,478	14,456	(614)	1,777	(600)	93,497

Accumulated depreciation
Furniture and equipment	(2,069)	(2,759)	91	(5,855)	222	(10,370)
Buildings	(25,149)	(3,395)	—	17,648	—	(10,896)
Data processing systems	(12)	(160)	377	(13,570)	—	(13,365)
Total	(27,230)	(6,314)	468	(1,777)	222	(34,631)

Total	51,248	8,142	(146)	—	(378)	58,866
c.    Right-of-use assets